Securities sold under repurchase agreements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Securities sold under repurchase agreement	$ 286,162,000	$ 158,374,000
Interest Expense, Debt	$ 1,300,000	$ 1,700,000	$ 2,100,000